Short-Term Investments	6 Months Ended
Apr. 30, 2025
Short-term Investments [Abstract]
Short-term Investments
3.	Short-term Investments

	October 31, 2024	Additions	Disposals	Changes in fair value	April 30, 2025
Polyrizon Ltd. (1)	$289,388	$200,000	$(82,960)	$(228,788)	$177,640
	$289,388	$200,000	$(82,960)	$(228,788)	$177,640

	October 31, 2023	Additions	Disposals	Changes in fair value	October 31, 2024
Polyrizon Ltd. – shares and warrants (1)	$-	$350,400	$-	$(61,012)	$289,388
Xylo Technologies Ltd. – shares	86,112	-	(78,500)	(7,612)	-
	$86,112	$350,400	$(78,500)	$(68,624)	$289,388

(1)

On October 30, 2024, the Company subscribed for 320 shares and 960 warrants (“October 2024 Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each October 2024 Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $1,095.00 per share, subject to certain adjustments, include a cashless exercise mechanism. The Polyrizon Warrants expire on October 29, 2029.

During November 2024, the Company sold all the shares of Polyrizon, for total proceeds of $82,960.

On   March 31, 2025, the Company subscribed for 866 shares of Polyrizon, 800 pre funded warrants to purchase shares of Polyrizon (“Polyrizon Pre-Funded Warrants”) and 1,666 warrants to purchase shares of Polyrizon (“March 2025 Polyrizon Warrants”) at an aggregate cost of $200,000 in a private placement (the “Polyrizon Private Placement”). In connection with the Polyrizon Private Placement, the Company exchanged the October 2024 Polyrizon Warrants for new warrants (the “Exchange Warrants”), which were substantially in the same form as the March 2025 Polyrizon Warrants. Each Polyrizon Pre-Funded Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $0.00001, subject to certain adjustments, including a cashless exercise mechanism, and each March 2025 Polyrizon Warrant and Exchange Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $300.00 per share subject to certain adjustments, including a cashless exercise mechanism. The March 2025 Polyrizon Warrants and Exchange Warrants have certain anti-dilution protection and expire on September 30, 2027.

The aggregate fair value of the March 2025 Polyrizon Warrants and the Exchange Warrants   as of April 30, 2025, was $48,472 based on the Block-Scholes option pricing model, using the following assumptions: risk-free rate of 3.62%-3.75%, share price of $77.50, exercise price of $300.00-$1,095.00, expected life of 2.42-4.51 years and volatility of 92%.

Subsequent to the reporting period, on May 13, 2025, the Company exercised the Polyrizon Pre-Funded Warrants and received 800 Polyrizon shares.

On May 27, 2025, Polyrizon effected a reverse share split of the its ordinary shares at the ratio of 1-for-250, such that each two hundred and fifty (250) ordinary shares, no par value, shall be consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon shares have been retroactively adjusted in these financial statements.